Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	WhiteHawk Minerals Corp.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	1311
Entity Tax Identification Number	88-0862160
Entity Address, Address Line One	2000 Market Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	610
Local Phone Number	484-3412
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Central Index Key	0001921603
Amendment Flag	false
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2000 Market Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	610
Local Phone Number	484-3412
Contact Personnel Name	Daniel Herz